AMCAP Fund®
Investment portfolio
May 31, 2020
unaudited
Common stocks 90.68% Health care 22.33%	Shares	Value (000)
Abbott Laboratories	22,373,155	$2,123,660
UnitedHealth Group Inc.	6,216,154	1,894,995
Thermo Fisher Scientific Inc.	3,542,852	1,237,128
Gilead Sciences, Inc.	14,722,813	1,145,877
BioMarin Pharmaceutical Inc.[1,2]	10,517,692	1,120,660
Amgen Inc.	4,524,837	1,039,355
PerkinElmer, Inc.[1]	6,664,012	669,533
Humana Inc.	1,561,477	641,221
Eli Lilly and Co.	3,412,545	521,949
Zimmer Biomet Holdings, Inc.	3,826,300	483,415
Edwards Lifesciences Corp.[2]	1,955,168	439,365
Stryker Corp.	2,238,251	438,093
Zoetis Inc., Class A	2,691,900	375,224
Centene Corp.[2]	5,597,042	370,804
Illumina, Inc.[2]	904,100	328,233
Insulet Corp.[2]	1,709,195	322,303
Integra LifeSciences Holdings Corp.[1,2]	5,554,482	289,444
IQVIA Holdings Inc.[2]	1,821,869	272,406
Vertex Pharmaceuticals Inc.[2]	760,694	219,049
West Pharmaceutical Services, Inc.	1,004,060	216,917
AbbVie Inc.	2,000,000	185,340
Anthem, Inc.	573,649	168,716
Danaher Corp.	746,301	124,341
Cigna Corp.	542,049	106,957
PRA Health Sciences, Inc.[2]	983,000	101,740
AstraZeneca PLC[3]	912,556	97,027
LivaNova PLC[2]	1,399,626	74,866
Boston Scientific Corp.[2]	1,499,198	56,955
Johnson & Johnson	374,773	55,747
Merck & Co., Inc.	600,839	48,500
		15,169,820
Information technology 20.93%
Microsoft Corp.	14,233,114	2,608,218
Broadcom Inc.	4,912,587	1,430,889
ASML Holding NV3	3,234,134	1,058,700
Mastercard Inc., Class A	3,043,359	915,716
FleetCor Technologies, Inc.[2]	3,645,769	888,802
Autodesk, Inc.[2]	4,058,753	853,880
PayPal Holdings, Inc.[2]	4,589,806	711,466
Accenture PLC, Class A	2,750,761	554,608
ServiceNow, Inc.[2]	1,222,428	474,217
Ceridian HCM Holding Inc.[2]	6,283,788	432,765
DocuSign, Inc.[2]	2,618,981	365,976
Adobe Inc.[2]	927,886	358,721
Visa Inc., Class A	1,718,841	335,587
Micron Technology, Inc.[2]	6,689,627	320,500
AMCAP Fund — Page 1 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Intel Corp.	4,001,404	$251,808
Kingdee International Software Group Co. Ltd.[3]	119,446,000	210,679
Amphenol Corp., Class A	2,061,081	199,018
Applied Materials, Inc.	3,509,235	197,149
Coupa Software Inc.[2]	776,200	176,593
Atlassian Corp. PLC, Class A2	835,777	154,870
Apple Inc.	431,242	137,109
MongoDB, Inc., Class A2	578,559	134,289
NetApp, Inc.	3,001,304	133,678
SS&C Technologies Holdings, Inc.	2,228,653	129,028
Qorvo, Inc.[2]	1,211,814	126,925
Trimble Inc.[2]	3,113,281	121,792
SVMK Inc.[2]	5,788,753	116,643
Fair Isaac Corp.[2]	287,937	115,938
Global Payments Inc.	606,138	108,796
Taiwan Semiconductor Manufacturing Co., Ltd.[3]	9,718,000	94,646
Lam Research Corp.	236,045	64,598
Fiserv, Inc.[2]	594,015	63,423
Alteryx, Inc., Class A2	400,000	57,576
Texas Instruments Inc.	449,825	53,412
Zoom Video Communications, Inc., Class A2	252,420	45,304
RealPage, Inc.[2]	564,165	38,262
salesforce.com, inc.[2]	205,700	35,954
Avalara, Inc.[2]	311,813	33,383
TE Connectivity Ltd.	399,893	32,491
Intuit Inc.	109,971	31,927
GoDaddy Inc., Class A2	255,600	19,745
VeriSign, Inc.[2]	83,900	18,375
		14,213,456
Communication services 14.11%
Netflix, Inc.[2]	6,112,189	2,565,469
Facebook, Inc., Class A2	9,808,238	2,207,736
Alphabet Inc., Class C2	717,394	1,025,099
Alphabet Inc., Class A2	620,414	889,376
Activision Blizzard, Inc.	14,374,528	1,034,679
Charter Communications, Inc., Class A2	1,035,623	563,379
Tencent Holdings Ltd.[3]	9,639,318	513,790
Electronic Arts Inc.[2]	1,515,897	186,273
Comcast Corp., Class A	4,504,210	178,367
IAC/InterActiveCorp[2]	650,000	175,740
Cable One, Inc.	87,778	165,627
New York Times Co., Class A	1,999,466	78,439
		9,583,974
Industrials 9.03%
Old Dominion Freight Line, Inc.	5,628,125	962,916
CSX Corp.	10,754,273	769,791
TransDigm Group Inc.	1,368,464	581,351
Northrop Grumman Corp.	1,486,303	498,209
L3Harris Technologies, Inc.	1,816,012	362,204
Equifax Inc.	2,040,905	313,401
General Dynamics Corp.	1,946,989	285,876
Woodward, Inc.[1]	4,044,057	277,341
Stanley Black & Decker, Inc.	2,143,639	268,920
AMCAP Fund — Page 2 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Caterpillar Inc.	2,052,824	$246,606
Fortive Corp.	3,554,767	216,770
Waste Management, Inc.	1,749,532	186,763
Raytheon Technologies Corp.	2,733,000	176,333
Air Lease Corp., Class A	3,936,948	118,541
NIBE Industrier AB, Class B2,3	4,240,000	94,445
Union Pacific Corp.	529,549	89,949
Airbus SE, non-registered shares[2,3]	1,216,331	77,283
Waste Connections, Inc.	792,388	74,516
Armstrong World Industries, Inc.	968,462	73,012
Cummins Inc.	400,000	67,840
Masco Corp.	1,300,000	60,645
Safran SA2,3	608,690	58,399
AMETEK, Inc.	595,300	54,595
Boeing Co.	347,000	50,610
Westinghouse Air Brake Technologies Corp.	754,698	46,089
Otis Worldwide Corp.	853,500	44,937
Deere & Co.	133,464	20,303
Middleby Corp.[2]	287,391	19,571
Carrier Global Corp.[2]	859,000	17,584
Textron Inc.	499,386	15,466
		6,130,266
Consumer discretionary 8.56%
Amazon.com, Inc.[2]	694,902	1,697,208
NIKE, Inc., Class B	6,054,266	596,830
Hilton Worldwide Holdings Inc.	7,413,453	587,961
Alibaba Group Holding Ltd.[2,3]	12,414,200	320,029
Alibaba Group Holding Ltd. (ADR)[2]	769,231	159,531
Williams-Sonoma, Inc.	3,545,177	294,994
Marriott International, Inc., Class A	3,173,656	280,869
Booking Holdings Inc.[2]	146,007	239,367
TJX Cos., Inc.	3,934,519	207,585
Galaxy Entertainment Group Ltd.[3]	29,682,000	202,481
Thor Industries, Inc.	1,751,755	151,001
NVR, Inc.[2]	45,791	147,521
TopBuild Corp.[2]	1,220,769	140,010
Helen of Troy Ltd.[2]	713,393	129,780
Home Depot, Inc.	519,861	129,175
Darden Restaurants, Inc.	1,410,600	108,419
CarMax, Inc.[2]	1,049,773	92,432
Wynn Resorts, Ltd.	1,068,955	89,023
LVMH Moët Hennessy-Louis Vuitton SE3	144,477	60,501
EssilorLuxottica[2,3]	417,775	53,948
Chipotle Mexican Grill, Inc.[2]	49,787	49,982
Ross Stores, Inc.	235,537	22,838
Industria de Diseño Textil, SA3	727,406	20,334
Las Vegas Sands Corp.	337,410	16,175
Royal Caribbean Cruises Ltd.	302,400	15,685
		5,813,679
Consumer staples 4.62%
Constellation Brands, Inc., Class A	4,008,684	692,300
Costco Wholesale Corp.	1,926,865	594,380
Philip Morris International Inc.	5,388,641	395,311
AMCAP Fund — Page 3 of 8

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Lamb Weston Holdings, Inc.	6,182,066	$371,295
Estée Lauder Cos. Inc., Class A	1,708,094	337,297
Herbalife Nutrition Ltd.[2]	7,086,458	310,670
Chocoladefabriken Lindt & Sprüngli AG3	1,000	86,938
Keurig Dr Pepper Inc.	3,000,000	83,760
Walgreens Boots Alliance, Inc.	1,759,530	75,554
Reckitt Benckiser Group PLC[3]	831,978	74,422
L’Oréal SA, non-registered shares[2,3]	149,906	43,771
Altria Group, Inc.	866,368	33,832
Church & Dwight Co., Inc.	424,886	31,896
Grocery Outlet Holding Corp.[2]	125,900	4,634
		3,136,060
Financials 4.15%
S&P Global Inc.	1,692,273	550,023
Aon PLC, Class A	2,455,212	483,554
First Republic Bank	3,441,108	372,225
JPMorgan Chase & Co.	2,550,244	248,164
SVB Financial Group[2]	718,579	154,315
Arch Capital Group Ltd.[2]	5,269,661	148,710
CME Group Inc., Class A	804,724	146,943
Berkshire Hathaway Inc., Class B2	679,418	126,086
London Stock Exchange Group PLC[3]	1,158,180	115,312
HDFC Bank Ltd.[3]	8,405,503	105,978
AIA Group Ltd.[3]	12,151,600	99,069
Kotak Mahindra Bank Ltd.[3]	5,500,000	89,466
MSCI Inc.	201,258	66,184
The Blackstone Group Inc., Class A	650,726	36,961
Intercontinental Exchange, Inc.	308,218	29,974
Marsh & McLennan Cos., Inc.	224,100	23,737
Everest Re Group, Ltd.	80,670	16,006
Bank of America Corp.	302,500	7,296
		2,820,003
Energy 3.68%
EOG Resources, Inc.	26,185,307	1,334,665
Concho Resources Inc.	9,086,974	495,422
Diamondback Energy, Inc.	6,333,781	269,693
Canadian Natural Resources, Ltd. (CAD denominated)	11,019,796	201,291
Pioneer Natural Resources Co.	889,599	81,487
Noble Energy, Inc.	7,270,461	63,471
Schlumberger Ltd.	2,945,213	54,398
		2,500,427
Real estate 1.79%
Equinix, Inc. REIT	582,987	406,709
American Tower Corp. REIT	1,379,125	356,049
SBA Communications Corp. REIT	1,116,550	350,742
Alexandria Real Estate Equities, Inc. REIT	428,100	65,807
Crown Castle International Corp. REIT	197,747	34,044
		1,213,351
AMCAP Fund — Page 4 of 8

unaudited
Common stocks (continued) Materials 0.84%	Shares	Value (000)
Linde PLC	1,150,071	$232,705
Celanese Corp.	1,169,090	105,113
Valvoline Inc.	4,398,722	80,717
Air Products and Chemicals, Inc.	275,926	66,678
Sherwin-Williams Co.	93,984	55,812
PPG Industries, Inc.	279,389	28,405
		569,430
Utilities 0.64%
NextEra Energy, Inc.	1,073,377	274,312
DTE Energy Co.	1,509,321	162,358
		436,670
Total common stocks (cost: $38,759,890,000)		61,587,136
Short-term securities 9.25% Money market investments 9.25%
Capital Group Central Cash Fund 0.28%[4]	62,845,232	6,285,152
Total short-term securities (cost: $6,284,745,000)		6,285,152
Total investment securities 99.93% (cost: $45,044,635,000)		67,872,288
Other assets less liabilities 0.07%		46,433
Net assets 100.00%		$67,918,721
AMCAP Fund — Page 5 of 8

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended May 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 5/31/2020 (000)
Common stocks 3.47%
Health care 3.06%
BioMarin Pharmaceutical Inc.[2]	10,624,447	131,645	238,400	10,517,692	$(1,278)	$171,214	$—	$1,120,660
PerkinElmer, Inc.	6,466,234	197,778	—	6,664,012	—	96,517	466	669,533
Integra LifeSciences Holdings Corp.[2]	5,554,482	—	—	5,554,482	—	56	—	289,444
								2,079,637
Industrials 0.41%
Woodward, Inc.	2,605,600	1,438,457	—	4,044,057	—	(88,491)	329	277,341
Old Dominion Freight Line, Inc.[5]	4,905,717	2,009,508	1,287,100	5,628,125	26,212	194,963	1,128	—
								277,341
Energy 0.00%
Concho Resources Inc.[5]	10,180,111	—	1,093,137	9,086,974	(54,415)	(85,872)	1,920	—
Short-term securities 0.00%
Money market investments 0.00%
Capital Group Central Cash Fund 0.28%[4,5]	51,911,222	35,719,923	24,785,913	62,845,232	10,458	(6,435)	10,827	—
Total 3.47%					$(19,023)	$281,952	$14,670	$2,356,978
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,477,218,000, which represented 5.12% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Rate represents the seven-day yield at 5/31/2020.
[5]	Unaffiliated issuer at 5/31/2020.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
AMCAP Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
AMCAP Fund — Page 7 of 8

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$15,072,793	$97,027	$—	$15,169,820
Information technology	12,849,431	1,364,025	—	14,213,456
Communication services	9,070,184	513,790	—	9,583,974
Industrials	5,900,139	230,127	—	6,130,266
Consumer discretionary	5,156,386	657,293	—	5,813,679
Consumer staples	2,930,929	205,131	—	3,136,060
Financials	2,410,178	409,825	—	2,820,003
Energy	2,500,427	—	—	2,500,427
Real estate	1,213,351	—	—	1,213,351
Materials	569,430	—	—	569,430
Utilities	436,670	—	—	436,670
Short-term securities	6,285,152	—	—	6,285,152
Total	$64,395,070	$3,477,218	$—	$67,872,288
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-002-0720O-S78101	AMCAP Fund — Page 8 of 8